Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt
Long-term debt	$ 959,842	$ 1,002,813
Less: current installments	85,945	85,945
Less: unamortized deferred loan issuance costs	2,422	2,492
Current portion of long-term debt	83,523	83,453
Amounts due after one year	873,897	916,868
Less: unamortized deferred loan issuance costs	3,747	4,925
Long-term debt, less current installments, and unamortized deferred loan issuance costs	870,150	911,943
$320 million loan facility
Long-Term Debt
Long-term debt	267,305	282,360
Debt instrument face amount	320,000	320,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	26,279	26,279
Debt instrument face amount	55,000	55,000
Hilda Loan Facility [Member]
Long-Term Debt
Long-term debt	81,538	84,615
Torill Loan Facility [Member]
Long-Term Debt
Long-term debt	85,000	88,333
$172.5 million loan facility
Long-Term Debt
Long-term debt	64,539	70,739
Debt instrument face amount	172,500	172,500
Raquel Loan Facility [Member]
Long-Term Debt
Long-term debt	55,340	57,955
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt	78,401	80,931
Vigdis Loan Facility [Member]
Long-Term Debt
Long-term debt	79,666	82,196
Lena Loan Facility [Member]
Long-Term Debt
Long-term debt	78,400	80,850
Brasil Loan Facility [Member]
Long-Term Debt
Long-term debt	54,139	57,281
Anna loan facility
Long-Term Debt
Long-term debt	64,235	66,274
$25 million revolving credit facility
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	$ 25,000	$ 25,000